Trust Agreement (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Trust Agreement [Abstract]
Brokerage fees					7.00%
Net capital investments					$ 100,000
Management fee					2.00%
Percentage of gross proceeds paid to selling agents	9.50%		9.50%
Amount rebated to unitholders	31,818	4,829	54,836	5,155	36,144
Custodial fee					0.25%
Profit share percentage					20.00%
Redemption charges					11,982	801
Redemption charges paid					$ 117,082	$ 18,650	$ 17,207